Hedge Accounting - Summary of Fair Value Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	19,431,000,000	21,591,000,000
Fair value hedge [Member] | Interest rate risk [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	19,431,000,000	21,591,000,000
Book Value, Assets	766,000,000	86,000,000
Book value, Liabilities	4,636,000,000	1,078,000,000
Variation in the amount used to calculate hedge ineffectiveness	426,000,000	(93,000,000)
Hedge ineffectiveness recognized in income	15,000,000	10,000,000
Fair value hedge [Member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	19,431,000,000	21,591,000,000
Book Value, Assets	766,000,000	86,000,000
Book value, Liabilities	4,636,000,000	1,078,000,000
Variation in the amount used to calculate hedge ineffectiveness	426,000,000	(93,000,000)
Hedge ineffectiveness recognized in income	R$ 15,000,000	R$ 10,000,000